Operating Leases (Tables)	12 Months Ended
Dec. 31, 2024
Operating Leases [Abstract]
Schedule of Bank Loan Interest Rate as the Discount Rate and Operating Lease Right-Of-Use Asset and the Operating Lease Liabilities
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022
Lease Cost
Operating lease cost (included in general and administration in the Company’s consolidated statement of operations)	$103,221	$99,306	$101,958

Other Information
Cash paid for amounts included in the measurement of lease liabilities for the years ended December 31, 2024 and 2023	$111,142	$95,303	$102,985
Weighted average remaining lease term – operating leases (in years)	2.02	2.86	3.91
Weighted average discount rate – operating leases	5.28%	5.29%	5.27%

After the adoption of ASC842, the operating lease right-of-use asset and the operating lease liabilities as of December 31, 2024, 2023 and 2022 are as below:

	As of December 31, 2024	As of December 31, 2023	As of December 31, 2022
Right-of-Use assets	$158,091	$243,439	$255,681
Total operating lease assets	$158,091	$243,439	$255,681

Short-term operating lease liabilities	$85,915	$100,150	$76,050
Long-term operating lease liabilities	79,784	158,758	187,933
Total operating lease liabilities	$165,699	$258,908	$263,983

Schedule of Maturities of the Operating Entity’s Lease Liabilities

Maturities of the Operating Entity’s lease liabilities are as follows:

Operating Leases
Years ending December 31,
2025	$91,949
2026	62,764
2027	19,601
2028	-
2029	-
Total lease payments	174,314
Less: Imputed interest/present value discount	8,615
Present value of lease liabilities	$165,699